Share Based Compensation - Summary of share based compensation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of share based compensation [Line Items]
Total share based compensation		$ 23,268	$ 22,744
Stock Options [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	[1]	2,837	2,607
RSUs [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	[1]	3,866	3,831
PSUs [member]
Disclosure of share based compensation [Line Items]
Cash settled share based compensation		$ 16,565	$ 16,306

[1]	Equity settled share based compensation is a non-cash expense.